Condensed Statements of Stockholders' Deficit (Parenthetical) - shares	Apr. 03, 2023	Jan. 31, 2023	Jan. 30, 2023	Dec. 15, 2022	Nov. 01, 2021	Sep. 27, 2021	May 20, 2021
Related Party Transaction [Line Items]
Number of shares issued				499,992
Stock split description					a 1 1/3 for 1 forward stock split
Conversion of stock, shares converted	3,000,000	1,000,000	1,000,000
Sponsor [Member]
Related Party Transaction [Line Items]
Number of shares issued					4,791,667		4,312,500
Stock forfeiture						718,750
Stock split description					the Company effected a 1 1/3 for 1 forward stock split of its Class B common stock, so that the Sponsor owns an aggregate of 4,791,667 Founder Shares.